Total
Kingsbarn Dividend Opportunity ETF
FUND SUMMARY – Kingsbarn Dividend Opportunity ETF
Investment Objective
Kingsbarn Dividend Opportunity ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “secondary market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kingsbarn Dividend Opportunity ETF Kingsbarn Dividend Opportunity ETF
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.82%	[1]
Total Annual Fund Operating Expenses	1.72%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Kingsbarn Dividend Opportunity ETF | Kingsbarn Dividend Opportunity ETF | USD ($)	175	542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying companies (i.e., companies that paid a dividend within the last year). The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund intends to invest a substantial portion of its assets in publicly listed equity securities of U.S. mortgage Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”) that invest in residential and commercial loans and securities, business loans to private companies, and various types of derivatives for both investment and risk management purposes. The Fund may also invest directly in certain publicly listed secured and unsecured debt securities issued by publicly listed mortgage and specialty finance companies.  The fund may lend its portfolio securities. The Fund will generally hold approximately 11-18 companies. No assurance can be given that the Fund will achieve its investment objective and you could lose all your investment in the Fund.

The types of issuers in which the Fund may invest include residential mortgage REITs (“MREITs”), commercial mortgage REITs (“CREITs”), business development companies (“BDCs”) and venture debt lenders (“VDLs”). Companies in these sectors invest in loans, securities and derivatives that involve certain interest rate and/or credit risks.

●	Residential Mortgage and Commercial Mortgage REITS – These companies invest in residential and commercial mortgages and mortgage securities. While most of the residential mortgage REIT investments are either sponsored by U.S. government agencies or are rated in the highest rating category by independent, nationally recognized, rating agencies, certain residential mortgage REITs also invest in lower rated securities, loan pools, and residual interests in securitized residential mortgage loans. Commercial mortgage REITs generally investment in prime-quality loans and commercial mortgage-backed securities. These companies invest their equity, on a leveraged basis, in mortgage loans and securities that generate net interest income. To maintain a stable margin, each company actively manages its balance sheet and employs various risk management strategies. Although the mortgage loans and securities invested in by the residential and commercial REITs are secured by residential and commercial property, the Fund will not directly invest in residential property, commercial property, or residential and commercial mortgage loans.

●	Business Development Companies – The BDCs in which the Fund may invest are direct lenders that provide senior and junior debt to private companies that typically generate cash flow that substantially exceeds the amounts required to service their loan obligations.

●	Venture Debt Lenders – VDLs are direct lenders to private companies that are backed by private equity or venture capital investment firms. Generally, these companies have reached a stage in their business life cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital. The VDLs in which the Fund will invest will be publicly-listed companies that have elected to meet the investment and dividend distribution requirements to qualify as a BDC. The business element that characterizes a Venture Debt Lender is that it provides debt capital to early-stage private companies that are supported by venture capital and private equity funds.

The companies in which the Fund invests may invest in securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. A company may hedge its sensitivity to interest rates and credit risk by investing in derivatives including interest rate swaps, swaptions, futures contracts and credit derivatives.

The issuers held by the Fund may invest in the following:

Agency Mortgage-Backed Securities – Pools of residential or multifamily loans that are guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Federal National Mortgage Association (“FNMA”) (collectively, “Agency Mortgage-Backed Securities” or “Agency MBS”). While investors in Agency mortgage-backed securities assume interest rate and prepayment risk, as these securities are guaranteed by a government agency, investors are not exposed to credit losses.

Non-Agency Mortgage-Backed Securities – Pools of prime loans, prime jumbo loans, Alt-A loans, subprime loans, non-performing loans, and re-performing loans that are issued in Non-Agency Mortgage-Backed Securities (“Non-Agency MBS”). These securities do not have guarantees and investors are exposed to interest rate risk, prepayment risk and credit risk.

Commercial Mortgage-Backed Securities – Pools of mortgages secured by commercial real estate properties that are issued in securities (“Commercial MBS” or “CMBS”). Investors in CMBS are exposed to both prepayment risk and credit risk.

Credit Risk Transfer (CRT) Securities – Securities that are designed to synthetically transfer mortgage credit risk from FNMA and FHLMC to private investors. Investors in CRT securities are exposed to both prepayment risk and credit risk.

Loans – MREITs, CREITs, BDCs and VDLs each may invest in individual residential, commercial, or private business loans that can be secured by residential or commercial real estate, or the assets of a business, or may be unsecured. Each of these companies that provide loans may be exposed to various levels of credit risk depending upon the nature of its debt investment and credit enhancements, if any, supporting the debt investment.

Mortgage Servicing Rights – Mortgage servicing rights, or MSR, represent the rights and obligations associated with servicing pools of residential mortgages. Generally, none of the companies held by the Fund or their subsidiaries originate or directly service the residential loans. Rather, these activities are carried out by properly licensed sub-servicers who perform all the required servicing activities for the loans underlying the MSR. Interests in MSR investments represent agreements to purchase all, or a component of, net servicing cash flows. Investors in MSR are exposed to prepayment risks and may be exposed to credit risk to the extent the MSR is backed by Non-Agency MBS.

Derivatives – A company may enter various derivative financial instrument contracts to hedge a portion of its interest rate risk and/or its credit risk. These derivatives are subject to changes in market values resulting from changes in interest rates, volatility, Agency MBS spreads to U.S. Treasuries, borrower credit performance, and market liquidity. The use of derivatives also creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under that stated contract.

●	Interest Rate Swap Agreements – An agreement in which one party agrees to pay a fixed or floating interest rate to a counterparty and the counterparty agrees to pay a floating (if the other party is paying a fixed rate) or a fixed rate (if the other party is paying a floating rate), based upon an agreed upon notional amount.

●	Swaptions – Interest rate swaptions provide the option to enter an interest rate swap for a predetermined notional amount, stated term, with the right to pay or receive a fixed rate of interest.

●	U.S. Treasury Futures Contracts – A contract to purchase (a long futures position) or sell (a short futures position) a U.S. Treasury security at a future time.

●	Credit Derivatives – Derivatives that permit a purchaser to transfer the credit risk of certain borrowers to a counterparty.

Temporary defensive investments. In attempting to respond to adverse market, economic, political, or other conditions, as determined by the Adviser, upon its recommendation, for temporary defensive purposes, the Fund may deviate from its investment strategy by investing some, or all, of its total assets in a money market sweep account. The Fund may not achieve its investment objective when it does so.

Investment Process

The Kingsbarn Dividend Opportunity ETF (“DVDN”) is an actively managed Fund. The Adviser intends to invest the majority of the Fund’s assets in publicly listed equities of U.S. mortgage REITs and BDCS using a multi-stage investment process: financial review and modeling, development of proprietary financial estimates, security selection, and investment monitoring.

Elemental to the Adviser’s investment process is estimating each company’s longer-term (at least through the following fiscal year-end) tangible book value (“TBV”), dividend, and net income estimates, on a quarterly basis, that are compared to the same estimates published on various news services by Wall Street equity research analysts.

The Adviser initially considers an investment universe of approximately 100 companies. For each company considered for investment, the Adviser completes a multiple-scenario financial modeling process that allows it to select those companies for investment that it believes have the greatest dividend yield per unit of risk (duration and convexity) with the lowest variability in dividend yield across multiple interest rate scenarios.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Convexity is the term used to describe the nonlinearity of duration for MBS. Stated more simply, as interest rates decline, MBS prices increase less than for a bond without prepayment options because the MBS expected maturity becomes shorter due to increased borrower prepayment rates.

The Fund will generally hold approximately 11-18 companies and intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Investing in residential and commercial mortgage REITs, BDCs, and VDLs entails assuming a variety of risks that can impact a particular company’s net income, dividends, and TBV. Among others, these risks are interest rate risk, prepayment risk, credit risk, liquidity risk, and spread risk. The Adviser’s risk management process entails a multi-step process:

●	Company Portfolio Segmentation and Analysis – For each company, the Adviser separates the investment portfolio, liabilities, and hedge positions into “risk buckets” or groupings wherein the instruments in each risk bucket have similar characteristics such as coupon, maturity term, product type and any other security-level attribute the Adviser believes can impact the value of the instrument.

●	Scenario Analysis – The Adviser estimates the changes in the value of each risk bucket under a wide range of higher and lower interest rate scenarios. For each scenario, the Adviser estimates the change in the value of each risk bucket that will then be aggregated to conclude the portfolio’s exposure to this range of higher and lower interest rates.

●	Stock Selection – Upon completing the “base case” and “alternative case” financial models for each company, the Adviser will select a portfolio of 11-18 companies that have the highest base case dividend distributions with the least variability in dividend distributions across the alternative case interest rate scenarios.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the issuers in which the Fund invests.

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk. The value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or other risk factors described in this prospectus. The principal risk that are expected to affect the issuers in which the Fund invests are derivatives risk, prepayment risk, spread risk, liquidity risk, and credit risk.

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage REITs Risk. The Fund’s investments in the securities of publicly traded residential and commercial mortgage REITs will be subject to a variety of risks affecting those REITs directly. Share prices of publicly traded REITs may decline because of adverse developments affecting the residential and commercial real estate industry, residential and commercial property values, including supply and demand for residential and commercial properties, the credit performance of residential and commercial mortgages, the economic health of the country or of different regions, and interest rates. REITs often invest in highly leveraged residential and commercial properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt residential and commercial real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency and defaults by borrowers and tenants. The Fund may pay higher fees than shareholders in funds that do not hold shares of underlying publicly traded REITS because the underlying REITS impose fees in addition to those imposed by the Fund.

Risks of Investing in BDCs. The Fund may invest in publicly traded BDCs. A BDC is a type of closed-end investment company regulated under the 1940 Act. The types of BDCs in which the Fund will typically invest in and lend to small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. At least 70% of a BDC’s investments must be made in private and certain public U.S. businesses, and BDCs are required to make available significant managerial assistance to their portfolio companies. BDCs are not taxed on income distributed to their shareholders, provided they comply with the applicable requirements of the Code.

Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets for capital raising. As a result, a BDC’s portfolio typically will include substantial amounts of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Investments in BDCs are subject to various risks, including management’s ability to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change.

Certain BDCs may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility in the net asset value (“NAV”) and/or market value of the BDC’s shares. In addition, a BDC’s income may fall if the interest rate on any borrowings of the BDC rises.

As a publicly offered BDC is considered a closed-end investment company under the 1940 Act, investments in BDCs may be limited by the provisions of Section 12(d)(1) of the 1940 Act. Also, as a shareholder in a BDC, the Fund would bear its ratable share of that BDC’s expenses and would remain subject to payment of the BDC’s management fees and other expenses with respect to assets so invested. The Fund would therefore be subject to duplicative expenses to the extent it invests in BDCs.

Risks of investing in VDLs. VDLs are direct lenders to private companies that are backed by private equity or venture capital investment firms. Generally, these companies have reached a stage in their business life cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital. Since venture debt lending is a method of financing for early-stage and growth stage companies, these companies may not have positive cash flow, assets, a proven credit history or reliable revenue streams. A venture debt lender assumes risks associated with such companies. There is significant competition in the industry for VDLs. Loans issued by VDLs can have fixed rates or floating rates with net interest margin variability managed by borrowing similar amounts of fixed and floating rate debt.

Mortgage-Related Securities Risk. The Fund, or the issuers in which the Fund invests, may buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities.

Interest Rate Risk. The value of the Fund, or of the Fund’s investments, may fluctuate based upon changes in interest rates and market conditions. Specifically, when interest rates rise, the market values of fixed-income securities normally decrease.  For example, bonds and preferred stocks having a fixed dividend rate tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields but are subject to greater price movements as interest rates change than debt obligations with shorter maturities. To the extent that the Adviser anticipates interest rate trends imprecisely, the Fund could miss yield opportunities or its share price could fall. Changes in inflation, monetary policy, government policy, and government spending may affect the level of interest rates.

In an effort to reduce the rate of inflation, the Federal Reserve raised short-term rates over 400 basis points during the past year.  While public company investors in mortgage-related securities generally had strategies in place to protect the value of their investments as rates increased, to varied degrees across companies, mortgage security prices were negatively impacted and net investment income declined as financing costs increased.  To the extent the Federal Reserve continues to increase short-term rates, or there is a substantial period of time until short-term rates decline, mortgage security prices could continue to be negatively impacted at the same time company net interest margins also decline.  The combination of lower mortgage security prices and reduced net interest margin would very likely result in lower dividend distributions to the Fund that would result in lower distributions from the Fund to its investors.

Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Fund will concentrate its investments in securities of mortgage REITs, which will subject the Fund to the risks of those securities to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

Fixed-Income Securities Risk. Fixed-income securities can experience extended periods of price declines during periods of (a) sustained increases in market interest rates; and/or (b) persistent widening of credit spreads. The values of fixed-income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Interest Rate Risk. Changing interest rates may adversely affect the value of fixed-income securities and loans. An increase in interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term fixed income securities.

Credit Risk. The issuer of a fixed-income security or the borrower on a loan may unwilling or unable to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Loans and the underlying mortgages in mortgage-related securities typically permit the borrower to prepay their loan. When interest rates decline, borrowers may pay off their loans or mortgages sooner than expected. This can reduce the returns of a lender or holder of a mortgage-related security because they may have to reinvest that money at the lower prevailing interest rates.

Extension Risk.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund, or an issuer in which the Fund invests, holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

Spread Risk. Investment security spreads -- the basis, or spread, between the interest rate for a security or a loan relative to a relevant index – generally reflect the credit and/or the demand and supply situation for a particular security. Generally, widening investment spreads result in decreased asset values and narrowing investment spreads result in increased asset values.

U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. “Full faith and credit” means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Mae), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship.

U.S. Treasury Securities Risk. Treasury securities are backed by the full faith and credit of the U.S. government for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Liquidity Risk. The risk that a particular investment may be difficult to purchase or sell and that the Fund, or an issuer in which the Fund invests, may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in certain securities or derivatives.

ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Portfolio Turnover Risk. From time to time, the Fund may trade all or a significant portion of the securities in its portfolio in connection with a rebalancing between REITs and BDCs. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

U.S. Tax Risk. REITs are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distributes substantially all of its net income to its shareholders may result in the REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

New Adviser Risk. The Adviser currently manages one newly-formed ETF and had not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (866) 788-7878.